As filed with the Securities and Exchange Commission on October 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver
5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

	The Jensen Portfolio, Inc.
	Schedule of Investments
	8/31/2009 (Unaudited)
	(showing percentage of total net assets)

SHARES		VALUE
	Common Stock - 97.12%
	Aerospace & Defense - 3.11%
960,000	United Technologies Corporation	$56,985,600
	Beverages - 7.66%
1,291,000	The Coca-Cola Company	62,962,070
1,364,000	PepsiCo, Inc.	77,297,880
		140,259,950
	Capital Markets - 1.32%
532,000	T. Rowe Price Group, Inc.	24,110,240
	Chemicals - 4.74%
1,103,000	Ecolab, Inc.	46,645,870
523,000	Praxair, Inc.	40,072,260
		86,718,130
	Commercial Services & Supplies - 3.14%
2,079,000	Equifax, Inc.	57,463,560
	Electrical Equipment - 5.80%
1,268,212	Ametek, Inc.	39,923,314
1,799,000	Emerson Electric Company	66,329,130
		106,252,444
	Electronic Equipment & Instruments - 3.37%
1,765,200	Amphenol Corporation	61,711,392
	Food & Staples Retailing - 3.25%
2,333,000	Sysco Corporation	59,468,170
	Health Care Equipment & Supplies - 9.75%
212,977	C.R. Bard, Inc.	17,161,687
2,234,400	Medtronic, Inc.	85,577,520
1,827,855	Stryker Corporation	75,782,868
		178,522,075
	Household Products - 9.73%
745,000	Clorox Company	44,022,050
940,000	Colgate-Palmolive Company	68,338,000
1,214,000	The Procter & Gamble Company	65,689,540
		178,049,590
	Industrial Conglomerates - 5.07%
1,286,500	3M Company	92,756,650
	IT Services - 10.35%
1,792,500	Automatic Data Processing, Inc.	68,742,375
2,171,000	Cognizant Technology Solutions Corporation (a)	75,724,480
1,589,000	Paychex, Inc.	44,952,810
		189,419,665
	Life Science Tools & Services - 3.68%
1,342,002	Waters Corporation (a)	67,475,860
	Machinery Industrial - 2.54%
766,000	Danaher Corporation	46,503,860
	Media - 4.05%
2,040,000	Omnicom Group, Inc.	74,092,800
	Pharmaceuticals - 8.29%
1,450,000	Abbott Laboratories	65,583,500
1,425,500	Johnson & Johnson	86,157,220
		151,740,720
	Software - 11.27%
1,629,000	Adobe Systems, Inc. (a)	51,183,180
3,649,200	Microsoft Corporation	89,952,780
2,982,000	Oracle Corporation	65,216,340
		206,352,300
	Total Common Stocks (Cost $1,591,367,441)	1,777,883,006

	Short Term Investments - 1.89%
	Money Market Fund - 1.89%
34,546,433	Fidelity Institutional Money Market Fund - Government Portfolio, 0.19% (b)	34,546,433
	Total Short Term Investments (Cost $34,546,433)	34,546,433

	Total Investments (Cost $1,625,913,874) - 99.01%	1,812,429,439
	Other Assets in Excess of Liabilities - 0.99%	18,135,346
	NET ASSETS - 100.00%	$1,830,564,785

	(a) Non-income producing security.
	(b) Variable rate security. The rate listed is as of August 31, 2009.

FAS 157 - Summary of Fair Value Exposure at August 31, 2009

Statement of Financial Accounting Standards No. 157 Fair Value Measurements (”SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:

	Investments at Value	Total	Level 1	Level 2	Level 3
	Common Stock	$1,777,883,006	$1,777,883,006	$-	$-
	Money Market Fund	34,546,433	34,546,433		-
	Total Investments	$1,812,429,439	$1,812,429,439	$-	$-

	For further information regarding security characteristics, please see the Schedule of Investments.

	The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

	Cost of investments	$1,625,913,874
	Gross unrealized appreciation	271,632,484
	Gross unrealized depreciation	(85,116,919)
	Net unrealized appreciation	$186,515,565

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Jensen Portfolio, Inc.

By (Signature and Title) /s/Robert McIver
                                             Robert McIver, President

Date October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Robert McIver
                                                             Robert McIver, President

Date October 29, 2009

By (Signature and Title) /s/ Brian Ferrie
                                                            Brian Ferrie, Treasurer

Date October 29, 2009